Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy.  On October 24, 2023, the Board of Directors adopted a compensation recovery policy ("Clawback Policy") designed to comply with the NASDAQ listing rules that became effective as of December 1, 2023. The policy applies to current and former covered executive officers of the Corporation and is administered by the CRC.  Under the policy, the Corporation is required to recover erroneously received incentive-based compensation from the Corporation’s executive officers during the three-year period preceding any date on which the Corporation is required to prepare an accounting restatement due to its material noncompliance with any financial reporting requirement under the federal securities laws, representing the excess of the amount actually received over the amount that would have been received had the financial statements been correct in the first instance. The recovery of such compensation applies regardless of whether an executive officer engaged in misconduct or otherwise caused or contributed to the requirement for a restatement.